Material Accounting Policies - Schedule of Diluted Loss Per Share as their Effect would be Antidilutive (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Restricted Stock Units [Member]
Schedule of Diluted Loss Per Share as their Effect would be Antidilutive [Line Items]
Restricted Stock Units	1,727,742	1,780,328